Note 3 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
3.
       Revenue from contracts with customers

Within the FirstService Brands segment, franchise fee revenue recognized during the twelve
months ended
December 31, 2019
that was included in deferred revenue at the beginning of the period was
$4,462
(
2018
-
$3,392
). These fees are recognized over the life of the underlying franchise agreement, usually between
5
-
10
years.

External broker costs and employee sales commissions in obtaining new franchisees are capitalized in accordance with the revenue standard and are amortized over the life of the underlying franchise agreement. Costs amortized during the twelve
months ended
December 31, 2019
were
$1,717
(
2018
-
$1,220
). The closing amount of the capitalized costs to obtain contracts on the balance sheet as at
December 31, 2019
was
$6,711
(
2018
-
$7,031
). There were
no
impairment losses recognized related to those assets in the quarter.

The Company’s backlog represents remaining performance obligations and is defined as contracted work yet to be performed. As at
December 31, 2019,
the aggregate amount of backlog was
$300,499.
The Company expects to recognize revenue on the remaining backlog over the next
12
months.

Disaggregated revenues are as follows:

	Year ended
	December 31
	2019	2018
Revenues

FirstService Residential	$1,411,998	$1,254,840
FirstService Brands company-owned operations	836,637	540,058
FirstService Brands franchisor	153,826	132,079
FirstService Brands franchise fee	4,949	4,496

The Company disaggregates revenue by segment, and within the FirstService Brands segment, further disaggregates its company-owned operations revenue; these businesses primarily recognize revenue over time as they perform because of continuous transfer of control to the customer. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Company generally uses the cost-to-cost measure of progress method. The extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred.

We believe this disaggregation best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors.